DELAWARE GROUP® EQUITY FUNDS V

Delaware Small Cap Core Fund (the “Fund”)

Supplement to the Fund’s Statement of Additional Information
dated March 29, 2019

The following information replaces the section of the Fund's Statement of Additional Information entitled “Portfolio Managers – Ownership of Fund Shares”:

Ownership of Fund Shares

As of Nov. 30, 2018, the portfolio managers beneficially owned shares of the Funds, as described below. If no information is shown below for a portfolio manager, the portfolio manager did not own shares of any Fund.

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned[1,2]
Christopher S. Adams	Delaware Small Cap Core Fund	$50,001‑$100,000 directly; $100,001‑$500,000 notionally[3]
Babak “Bob” Zenouzi	Delaware Wealth Builder Fund	None directly; $50,001‑$100,000 notionally[3]
Damon J. Andres	Delaware Wealth Builder Fund	$100,001‑$500,000 directly; $10,001‑$50,000 notionally[3]
Christopher S. Beck	Delaware Small Cap Value Fund	$500,001‑$1 million directly; Over $1 million notionally[3]
Kelley McKee Carabasi	Delaware Small Cap Value Fund	$100,001‑$500,000 directly; $100,001‑$500,000 notionally[3]
Francis X. Morris	Delaware Small Cap Core Fund	$500,001‑$1 million directly; $100,001‑$500,000 notionally[3]
Michael S. Morris	Delaware Small Cap Core Fund	$100,001‑$500,000 directly; $100,001‑$500,000 notionally[3]
Donald G. Padilla	Delaware Small Cap Core Fund	$50,001 - $100,000 directly; $100,001‑$500,000 notionally[3]
Kent Madden	Delaware Small Cap Value Fund	$100,001‑$500,000 directly; $100,001‑$500,000 notionally[3]
Steven Catricks	Delaware Small Cap Value Fund	$100,001‑$500,000 directly; $100,001‑$500,000 notionally[3]
David Reidinger	Delaware Small Cap Core Fund	$1 - $10,000 directly; $50,001‑$100,000 notionally[3]

1	The ranges for Fund share ownership by portfolio managers are: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.
2	Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.
3
The compensation of certain of the portfolio managers under the Macquarie Investment Management Notional Investment Plan (as described above) may include amounts that correspond to a hypothetical investment that directly tracks the return of the Fund that the portfolio manager manages. In the table, this indirect exposure to the applicable Fund’s returns is referred to as shares owned notionally. The portfolio managers who are so compensated experience the same investment returns that are experienced by shareholders of such Fund.

Please keep this Supplement for future reference.

This Supplement is dated April 24, 2019.